OTHER ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2023
Other Accounts Receivable Abstract
Schedule of other accounts receivable
	December 31,
	2023	2022

Interest receivable	53	190
Government authorities	298	616
Advances to supplies	328	54
Prepaid expenses	552	469
Others	561	583

	1,792	1,912